Share-based Compensation - Long-Term Incentive Plan (Details)				12 Months Ended
	Apr. 03, 2017 USD ($) EquityInstruments	Apr. 01, 2016 USD ($) EquityInstruments	Apr. 01, 2015 USD ($) EquityInstruments	Dec. 31, 2017 EquityInstruments	Dec. 31, 2016 EquityInstruments
RCUs
Share-based Compensation
Number of awards granted | EquityInstruments	26,097	24,925	16,999	26,097	24,925
Fair value at grant date | $	$ 23.85	$ 16.45	$ 24.12
PCUs
Share-based Compensation
Number of awards granted | EquityInstruments	26,097	24,925	16,999	26,097	24,925
Fair value at grant date | $	$ 23.85	$ 16.45	$ 24.12
2015 Plan | RCUs
Share-based Compensation
Vesting period				3 years
2015 Plan | PCUs
Share-based Compensation
Vesting period				3 years
2015 Plan | PCUs | 75th Percentile of peer group
Share-based Compensation
Vesting percentage of awards				100.00%
2015 Plan | PCUs | Between 50th and 75th percentile of peer group
Share-based Compensation
Vesting percentage of awards				50.00%
2015 Plan | PCUs | Below the 50th percentile
Share-based Compensation
Vesting percentage of awards				0.00%